As filed with the Securities and Exchange Commission on August 27, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22989

ALTMFX TRUST
Three Canal Plaza, Suite 600
Portland, Maine 04101

Christopher J. Koons, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31, 2015

Date of reporting period: January 1, 2015 – June 30, 2015

ITEM 1. REPORT TO STOCKHOLDERS.

CASTLERIGG EQUITY EVENT AND ARBITRAGE FUND SCHEDULE OF INVESTMENTS JUNE 30, 2015

Shares	Security Description	Value

Long Positions - 89.8%
Common Stock - 89.3%
Bermuda - 4.0%
Financials - 4.0%
3,445	PartnerRe, Ltd.	$442,682

Canada - 3.4%
Consumer, Cyclical - 3.4%
17,200	Hudson's Bay Co.	382,146

United States - 80.1%
Basic Materials - 4.9%
3,900	Sigma-Aldrich Corp.	543,465

Communications - 6.8%
35,900	JDS Uniphase Corp. (a)	415,722
54,186	Windstream Holdings, Inc.	345,707
		761,429
Consumer, Cyclical - 23.0%
6,330	ANN, Inc. (a)	305,676
13,550	Bob Evans Farms, Inc.	691,728
16,092	Ethan Allen Interiors, Inc.	423,863
8,950	Family Dollar Stores, Inc.	705,349
11,140	La Quinta Holdings, Inc. (a)	254,549
13,400	Meritor, Inc. (a)	175,808
		2,556,973
Consumer, Non-cyclical - 27.5%
11,200	Akorn, Inc. (a)	488,992
21,150	Brookdale Senior Living, Inc. (a)	733,905
5,600	Catamaran Corp. (a)	342,048
5,920	Hospira, Inc. (a)	525,163
1,400	Humana, Inc. (b)	267,792
3,400	Mylan NV (a)	230,724
5,000	Omnicare, Inc.	471,250
		3,059,874
Financials – 9.2%
32,086	American Realty Capital Properties, Inc. REIT (a)	260,859
11,350	CIT Group, Inc.	527,661
3,000	HCC Insurance Holdings, Inc.	230,520
		1,019,040

Government - 4.7%
5,853	City National Corp. (b)	529,053

Technology - 4.0%
4,700	Altera Corp.	240,640
4,050	Broadcom Corp., Class A	208,535
		449,175
United Kingdom - 1.8%
Consumer, Non-cyclical - 1.8%

14,260	Travelport Worldwide, Ltd.	196,503

Total Common Stock (Cost $10,588,878)	9,940,340

Shares	Security Description	Strike Price	Exp. Date	Value

Purchased Options - 0.5%
59	SPDR S&P 500 ETF	$205.00	01/16	$56,138
Total Put Options Purchased (Cost $57,112)				56,138

Total Long Positions - 89.8% (Cost $10,645,990)*	9,996,478

Total Short Positions - (7.0)% (Proceeds $(770,659))*	(774,564)

Total Written Options - (0.2)% (Premiums Received $(27,257))*	(24,013)

Other Assets & Liabilities, Net – 17.4%	1,932,339
Net Assets – 100.0%	$11,130,240

See Notes to Financial Statements.	1

CASTLERIGG EQUITY EVENT AND ARBITRAGE FUND SCHEDULE OF SECURITIES SOLD SHORT JUNE 30, 2015

Shares	Security Description	Value

Short Positions - (7.0)%
Common Stock - (7.0)%
Canada - (2.4)%
Financials - (2.4)%
(4,383)	Royal Bank of Canada	$(268,021)
Singapore - (0.8)%
Technology - (0.8)%
(709)	Avago Technologies, Ltd.	(94,247)
United States - (3.8)%
Consumer, Cyclical - (2.5)%
(4,293)	Ascena Retail Group, Inc.	(71,500)
(500)	Choice Hotels International, Inc.	(27,125)
(2,223)	Dollar Tree, Inc.	(175,595)
(274,220)
Financials - (1.3)%
(6,963)	Host Hotels & Resorts, Inc. REIT	(138,076)
Total Common Stock - (7.0)% (Cost $(770,659))	(774,564)
Total Short Positions - (7.0)% (Cost $(770,659))	$(774,564)

See Notes to Financial Statements.	2

CASTLERIGG EQUITY EVENT AND ARBITRAGE FUND SCHEDULE OF PUT OPTIONS WRITTEN JUNE 30, 2015

Contracts	Security Description	Strike Price	Exp. Date	Value

Written Options - (0.2)%

Put Options Written - (0.2)%
(59)	SPDR S&P 500 ETF	$185.00	01/16	$(24,013)
Total Put Options Written (Premiums Received $(27,257))	(24,013)
Total Written Options - (0.2)% (Premiums Received $(27,257))	$(24,013)

See Notes to Financial Statements.	3

CASTLERIGG EQUITY EVENT AND ARBITRAGE FUND NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND PUT OPTIONS WRITTEN JUNE 30, 2015

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is held as collateral for securities sold short.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$40,937
Gross Unrealized Depreciation	(691,110)
Net Unrealized Depreciation	$(650,173)

At June 30, 2015, the Fund held the following total return swap agreements:

AFACounterparty	Reference Entity / Obligation	Pays / Receive(1)	Average Spread	Maturity Date	Currency	Notional Amount in Local Currency	Net Unrealized Appreciation (Depreciation)

Bank of America	Delhaize Group	Receive	EUR LIBOR 1M 40BPS	6/10/2016	EUR	(298,509)	$(22,183)
	Delhaize Group	Receive	EUR LIBOR 1M 40BPS	6/10/2016	EUR	(77,425)	(2,926)
	Delhaize Group	Receive	EUR LIBOR 1M 40BPS	6/10/2016	EUR	(81,488)	(2,089)
	Koninklijke Ahold N.V.	Pay	EUR LIBOR 1M -40BPS	6/10/2016	EUR	336,018	17,340
	Koninklijke Ahold N.V.	Pay	EUR LIBOR 1M -40BPS	6/10/2016	EUR	87,870	2,067
	Koninklijke Ahold N.V.	Pay	EUR LIBOR 1M -40BPS	6/10/2016	EUR	92,797	1,379
Cazenove	Norbert Dentressangle	Receive	EUR LIBOR 1M 40BPS	6/10/2016	EUR	(78,183)	176
Citigroup	Computer Sciences Corp.	Receive	USD LIBOR 1M 35BPS	4/19/2016	USD	(351,522)	(16,835)
	Dresser Rand	Receive	USD LIBOR 1M 35BPS	4/19/2016	USD	(525,677)	19,653
	OM Group, Inc.	Receive	USD LIBOR 1M 35BPS	4/19/2016	USD	(232,148)	(3,719)
	Optimal Payments PLC	Receive	GBP LIBOR 1M 40BPS	4/11/2016	GBP	(300,269)	(85,300)
	SunEdison, Inc.	Receive	USD LIBOR 1M 35BPS	4/19/2016	USD	(431,248)	(2,734)
Oddo & Cie	Norbert Dentressangle	Receive	EUR LIBOR 1M 40BPS	6/10/2016	EUR	(325,688)	635
							$(94,536)

(1)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes  payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of June 30, 2015.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Communications	$761,429	$-	$-	$761,429
Consumer, Cyclical	2,939,119	-	-	2,939,119
Consumer, Non-cyclical	3,256,377	-	-	3,256,377
Financials	1,990,775	-	-	1,990,775
Materials	543,465	-	-	543,465
Technology	449,175	-	-	449,175
Purchased Options	56,138	-	-	56,138
Total Investments At Value	$9,996,478	$-	$-	$9,996,478

Other Financial Instruments**
Over the Counter Total Return Swaps	-	41,250	-	41,250
Total Assets	$9,996,478	$41,250	$-	$10,037,728

See Notes to Financial Statements.	4

CASTLERIGG EQUITY EVENT AND ARBITRAGE FUND NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND PUT OPTIONS WRITTEN JUNE 30, 2015

Level 1	Level 2	Level 3	Total

Liabilities

Securities Sold Short
Common Stock	$(774,564)	$-	$-	$(774,564)
Total Securities Sold Short	$(774,564)	$-	$-	$(774,564)
Other Financial Instruments**
Written Options	(24,013)	-	-	(24,013)
Over the Counter Total Return Swaps	-	(135,786)	-	(135,786)
Total Other Financial Instruments**	$(24,013)	$(135,786)	$-	$(159,799)
Total Liabilities	$(798,577)	$(135,786)	$-	$(934,363)

**
Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as total return swaps, which are valued at the unrealized appreciation (depreciation) of the instrument. Written options are reported at their market value at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2015.

Portfolio Holdings	(% of Total Net Assets)
Sector Breakdown	Long	Short
Basic Materials	4.9%	-%
Communications	6.8%	-%
Consumer, Cyclical	26.4%	(2.5)%
Consumer, Non-cyclical	29.3%	-%
Financials	13.2%	(3.7)%
Government	4.7%	-%
Technology	4.0%	(0.8)%
Purchased Options	0.5%	-%
Written Options	-	(0.2)%
Other Assets & Liabilities, Net	17.4%	-%
Total	107.2%	(7.2)%

See Notes to Financial Statements.	5

CASTLERIGG EQUITY EVENT AND ARBITRAGE FUND STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 2015

ASSETS
Total investments, at value (Cost $10,645,990)	$9,996,478
Over the counter total return swaps	41,250
Cash	2,458,304
Receivables:
Investment securities sold	35,471
Dividends	8,651
Adviser	From investment adviser	4,342
Prepaid expenses	9,092
Deferred offering costs	95,230
Total Assets	12,648,818

LIABILITIES
Securities sold short, at value (Proceeds $770,659)	774,564
Put options written, at value (Premiums received $27,257)	24,013
Over the counter total return swaps	135,786
Payables:
Investment securities purchased	277,707
Dividends on securities sold short	1,490
Due to broker	280,245
Accrued Liabilities:
Fund services fees	8,500
Other expenses	16,273
Total Liabilities	1,518,578

NET ASSETS	$11,130,240

COMPONENTS OF NET ASSETS
Paid-in capital	$11,773,382
Accumulated net investment loss	(28,356)
Accumulated net realized gain	130,774
Net unrealized depreciation	(745,560)
NET ASSETS	$11,130,240

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	1,178,321

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Institutional Shares	$9.45
*	Shares redeemed or exchanged within 90 days of purchase are charged a 2.00% redemption fee.

See Notes to Financial Statements.	6

CASTLERIGG EQUITY EVENT AND ARBITRAGE FUND STATEMENT OF OPERATIONS PERIOD ENDED JUNE 30, 2015*

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $145)	$57,246
Total Investment Income	57,246
Adviser
EXPENSES
Investment adviser fees	56,826
Fund services fees	56,779
Custodian fees	17,876
Registration fees	1,168
Professional fees	28,476
Trustees' fees and expenses	2,967
Offering costs	31,076
Dividend and interest expense on securities sold short	21,832	#
Interest expense	500	1
Miscellaneous expenses	12,569
Total Expenses	230,069
Fees waived and expenses reimbursed	(144,467)
Net Expenses	85,602

NET INVESTMENT LOSS	(28,356)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	148,927
Foreign currency transactions	12,891
Securities sold short	(28,873)
Written options	(7,771)
Over the counter total return swaps	5,600
Net realized gain	130,774
Net change in unrealized appreciation (depreciation) on:
Investments	(649,512)
Foreign currency translations	(851)
Securities sold short	(3,905)
Written options	3,244
Over the counter total return swaps	(94,536)
Net change in unrealized appreciation (depreciation)	(745,560)
NET REALIZED AND UNREALIZED LOSS	(614,786)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(643,142)

*	Commencement of operations was February 2, 2015.

See Notes to Financial Statements.	7

CASTLERIGG EQUITY EVENT AND ARBITRAGE FUND STATEMENT OF CHANGES IN NET ASSETS

	#	#
	February 2, 2015* through June 30, 2015
OPERATIONS
Net investment loss	$(28,356)
Net realized gain	130,774
Net change in unrealized appreciation (depreciation)	(745,560)
Decrease in Net Assets Resulting from Operations	(643,142)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	11,773,382
Increase in Net Assets	11,130,240

NET ASSETS
Beginning of Period	-
End of Period (Including line (a))	$11,130,240

SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	1,178,321

(a) Accumulated net investment loss	$(28,356)
* Commencement of operations.

See Notes to Financial Statements.	8

CASTLERIGG EQUITY EVENT AND ARBITRAGE FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.
	February 2, 2015 (a) through June 30, 2015
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.02)
Net realized and unrealized loss	(0.53)
Total from Investment Operations	(0.55)
NET ASSET VALUE, End of Period	$9.45
TOTAL RETURN	(5.50	)%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$11,130
Ratios to Average Net Assets:
Net investment loss	(0.62	)%(d)
Net expenses including dividend expenses	1.88	%(d)
Dividend expenses	0.49	%(d)
Net expenses without dividend expenses	1.39	%(d)
Gross expenses (e)	5.06	%(d)
PORTFOLIO TURNOVER RATE	136	%(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	9

CASTLERIGG EQUITY EVENT AND ARBITRAGE FUND NOTES TO FINANCIAL STATEMENTS JUNE 30, 2015

Note 1. Organization

The Castlerigg Equity Event and Arbitrage Fund (the “Fund”) is a diversified portfolio of ALTMFX Trust (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Shares and Investor Shares. The Institutional Shares commenced operations on February 2, 2015. As of June 30, 2015, the Investor Shares have not commenced operations. The Fund seeks capital growth over full market cycles, largely independent of market movement.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted trade or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange-traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price, will be valued at the mean of the closing bid and ask price.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different Net Asset Value ("NAV") than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of June 30, 2015, for the Fund’s investments is included in the Fund’s Notes to Schedules of Investments, Securities Sold Short and Put Options Written.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income and expense are recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend

10

CASTLERIGG EQUITY EVENT AND ARBITRAGE FUND NOTES TO FINANCIAL STATEMENTS JUNE 30, 2015

date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Securities Sold Short – The Fund may sell a security short to increase investment returns. The Fund may also sell a security short in anticipation of a decline in the market value of a security. A short sale is a transaction in which a fund sells a security that it does not own. To complete the transaction, the fund must borrow the security in order to deliver it to the buyer. The fund must replace the borrowed security by purchasing it at market price at the time of replacement; the price may be higher or lower than the price at which the fund sold the security. The fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a profit if the price of the security declines between those dates.

Until the fund replaces the borrowed security, the fund will maintain on its books and records cash and long securities to sufficiently cover its short position on a daily basis. The collateral for the securities sold short includes the Deposits with Brokers as shown on the Statements of Assets and Liabilities and the securities held long as shown on the Schedules of Investments. Dividends and interest paid on securities sold short are recorded as an expense on the Fund’s Statement of Operations.

Total Return Swaps – The Fund may invest in total return swaps. Total return swaps are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Total return swaps are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by the Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis, and the full amount of the Fund’s obligations will be segregated by the Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the total return swap agreement.

Notional amounts of each individual total return swap agreement outstanding as of June 30, 2015, for the Fund, are disclosed in the Notes to Schedules of Investments, Securities Sold Short and Put Options Written.

Purchased Options – When a fund purchases an option, an amount equal to the premium paid by the fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased.  If an option expires on the stipulated expiration date or if the fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

The values of each individual purchased option outstanding as of June 30, 2015, are disclosed in the Fund’s Schedule of Investments.

Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has

11

CASTLERIGG EQUITY EVENT AND ARBITRAGE FUND NOTES TO FINANCIAL STATEMENTS JUNE 30, 2015

realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.

The values of each individual written option outstanding as of June 30, 2015, are disclosed in the Fund’s Schedule of Put Options Written.

Transactions in written options during the period ended June 30, 2015, were as follows:

	Calls		Puts
	Number of Contracts	Premiums	Number of Contracts	Premiums
Options Outstanding, February 2, 2015	-	$-	-	$-
Options written	(35)	(1,722)	(59)	(27,257)
Options terminated in closing transactions	9	517	-	-
Options exercised	14	826	-	-
Options expired	12	379	-	-
Options Outstanding, June 30, 2015	-	$-	(59)	$(27,257)

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least annually. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund will file a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2015, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Redemption Fees – A shareholder who redeems or exchanges shares within 90 days of purchase will incur a redemption fee of 2.00% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

Offering Costs – Offering costs for the Fund of $117,062 consisted of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Fund.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, the risk of loss from such claims is considered remote.

Note 3. Fees and Expenses

Investment Adviser – Sandell Asset Management Corp. (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.25% of the Fund’s average daily net assets.

12

CASTLERIGG EQUITY EVENT AND ARBITRAGE FUND NOTES TO FINANCIAL STATEMENTS JUNE 30, 2015

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for Investor Class shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Class.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $5,000 for service to the Trust.  The Trustees may receive additional fees for special Board meetings.  Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as a Trustee, including travel and related expenses incurred in attending Board meetings.  Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expenses Reimbursed and Fees Waived

The Adviser has contractually agreed to waive its fee and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expanses) to 1.60% for Institutional Shares through April 29, 2016. Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended June 30, 2015, fees waived and expenses reimbursed were as follows:

Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed
$56,826	$73,266	$14,375	$144,467

The Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the net annual fund operating expenses of the Fund to exceed the expense cap in place at the time the fees were waived. As of June 30, 2015, the following amounts are subject to recapture by the Adviser:

Period Ended	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
June 30, 2015	$130,092	December 31, 2018	$-

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended June 30, 2015, were $22,916,754 and $11,514,811, respectively.

Note 6. Summary of Derivative Activity

The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The notional value of activity for the period ended June 30, 2015 for any derivative type that was held during the period is as follows:

Written Options	$(28,979)
Purchased Options	$57,112
Total Return Swaps	$(2,329,305)

13

CASTLERIGG EQUITY EVENT AND ARBITRAGE FUND NOTES TO FINANCIAL STATEMENTS JUNE 30, 2015

The Fund’s use of derivatives during the period ended June 30, 2015, was limited to options and total return swaps.

Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities as of June 30, 2015:

Location:	Interest Rate Contracts	Equity Contracts
Asset derivatives:
Total investments, at value	$-	$56,138
Over the counter total return swaps	41,250	-
Total asset derivatives	$41,250	$56,138

Liability derivatives:
Over the counter total return swaps	$(135,786)	$-
Put options written, at value	-	(24,013)
Total liability derivatives	$(135,786)	$(24,013)

Realized and unrealized gains and losses on derivatives contracts during the period ended June 30, 2015, by the Fund are recorded in the following locations on the Statement of Operations:

Location:	Interest Rate Contracts	Equity Contracts
Net realized gain (loss) on:
Over the counter total return swaps	$5,600	$-
Written Options	-	(7,771)
Total net realized gain (loss)	$5,600	$(7,771)

Net change in unrealized appreciation (depreciation) on:
Over the counter total return swaps	$(94,536)	$-
Investments	-	(974)
Written Options	-	3,244
Total net change in unrealized appreciation (depreciation)	$(94,536)	$2,270

Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at June 30, 2015. These amounts may be collateralized by cash or financial instruments.

	Gross Asset (Liability) as Presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Assets:
Over-the-counter derivatives*	$97,388	$-	$-	$97,388
Liabilities:
Over-the-counter derivatives*	$(159,799)	$24,013	$135,786	$-

*
Over-the-counter derivatives may consist of options contracts and total return swap agreements. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the Notes to Schedules of Investments, Securities Sold Short and Put Options Written.

**
The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

Note 7. Federal Income Tax

As of June 30, 2015, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	$102,131
Unrealized Depreciation	(745,273)
Total	$(643,142)

14

CASTLERIGG EQUITY EVENT AND ARBITRAGE FUND NOTES TO FINANCIAL STATEMENTS JUNE 30, 2015

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to swaps, wash sales and currency gain/loss.

Note 8. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2015-07 (“ASU 2015-07”) eliminating the requirement for investments measured at net asset value to be categorized within the fair value hierarchy under GAAP and requiring the disclosure of sufficient information to reconcile the fair value of the remaining assets categorized within the fair value hierarchy to the financial statements. ASU 2015-07 is effective for interim and annual reporting periods beginning after December 15, 2015. Management has reviewed the requirements and believes the adoption of ASU 2015-07 will not have a material impact on the financial statements.

Note 9. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

15

CASTLERIGG EQUITY EVENT AND ARBITRAGE FUND ADDITIONAL INFORMATION JUNE 30, 2015

Investment Advisory Agreement Approval

At the October 22, 2014 Board meeting, the Board, including the Independent Trustees, considered the approval of the initial investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf. The Board also discussed the materials with Independent Trustee counsel and, as necessary, with the Trust's administrator, Atlantic Fund Services. During its deliberations, the Board received an oral presentation from the Adviser, and was assisted by the advice of Independent Trustee counsel.

In evaluating the Advisory Agreement for the Fund, the Board reviewed written materials furnished by the Adviser and the administrator, including information regarding the Adviser's personnel, operations, profitability estimates and financial condition.

At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services to be provided to the Fund by the Adviser, including information on the investment performance of other accounts managed by the Adviser with similar investment policies to those of the Fund; (2) the costs of the services to be provided and anticipated profitability to the Adviser with respect to its relationship with the Fund; (3) the advisory fee and projected total expense ratio of the Fund compared to a relevant peer group of funds and an unregistered fund managed by the Adviser with similar investment policies as the Fund; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund's investors to share in the benefits of economies of scale; and (5) any other benefits projected to be received by the Adviser from its relationship with the Fund.

Nature, Extent and Quality of Services

Based on written materials received, the presentation from representatives of the Adviser, a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, and a discussion with the Trust’s CCO about the Adviser’s compliance program, the Board considered the overall quality of services to be provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio manager and other personnel at the Adviser with principal responsibility for the Fund, noting in particular the personnel’s experience with event-driven strategies across merger arbitrage and equity event situations, as well as the investment philosophy and decision-making process of those professionals and the capability and integrity of the Adviser’s senior management and staff.

The Board also considered the managerial and financial resources available to the Adviser. The Board noted the Adviser’s representation that the firm is sufficiently well-capitalized. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the Advisory Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Performance

Recognizing that the Fund is new and has no performance history, the Board did not consider the performance history of the Fund. Instead, the Board considered the performance history of the Adviser's similarly managed MLIS Castlerigg Equity and Event Arbitrage UCITS Fund (the “UCITS Fund"), two peer funds with a similar strategy, and the performance of the CS Event Driven Risk Arbitrage Hedge Fund Index (“CS Index”). The Board noted that the UCITS Fund outperformed both peer funds and the CS Index in each of the last two annual periods ended December 31, 2013 and December 31, 2012 and for the period January 1, 2014 through June 30, 2014. The Board noted that the UCITS Fund underperformed both peer funds and the CS Index for the annual periods ended December 31, 2011 and December 31, 2010. Based on the foregoing, the Board concluded that the Adviser’s investment management services could benefit the Fund and its shareholders.

Compensation

The Board considered the Adviser’s proposed compensation for providing advisory services to the Fund and analyzed comparative information on advisory fee rates (after fee waivers) and total expenses of the Fund’s relevant Lipper peers. The Board noted that the Adviser’s proposed actual advisory fee rate (including the proposed fee waiver) for the Fund is the lowest advisory fee rate in its Lipper peer group, and that the estimated total expenses for the Fund are slightly higher than the median of its Lipper peers. In addition, the Board noted the Adviser’s representation that the Fund will receive a discount from the Adviser’s standard fee schedule in order to keep the total expense ratio at a level that the Adviser believes is advantageous to asset growth. The Board noted that the Adviser has contractually agreed to limit the Fund’s total annual Fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy

16

CASTLERIGG EQUITY EVENT AND ARBITRAGE FUND ADDITIONAL INFORMATION JUNE 30, 2015

expenses and extraordinary expenses) for Investor Shares to 1.85% and those for Institutional Shares to 1.60%, through April 29, 2016. Based on the foregoing, the Board concluded that the Adviser’s advisory fee rate to be charged to the Fund was reasonable.

Cost of Services and Profitability

The Board considered that profits to be realized by the Adviser would be a function of the future growth in assets of the Fund and concluded that the costs of the services to be provided and profits to be realized by the Adviser were not a material factor at this time in approving the Advisory Agreement.

Economies of Scale

The Board evaluated whether the Fund would benefit from any economies of scale. In this respect, the Board noted the Adviser’s representation that the Fund potentially could benefit from economies of scale as assets grow, but the Adviser was not proposing breakpoints at this time because the Fund had not yet commenced operations and assets under management would need to achieve economies of scale before the Adviser would consider breakpoints. Based on the foregoing information, the Board concluded that economies of scale were not a material factor in approving the Advisory Agreement.

Other Benefits

The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not expect to benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Trust counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (855) 328-9764 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the period from the Fund’s commencement of operations to June 30 will be available, without charge and upon request, by calling (855) 328-9764 and no later than August 31 of this year on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 2, 2015, through June 30, 2015.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may

17

CASTLERIGG EQUITY EVENT AND ARBITRAGE FUND ADDITIONAL INFORMATION JUNE 30, 2015

use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	February 2, 2015	June 30, 2015	Period**	Ratio**
Institutional Shares
Actual	$1,000.00	$945.00	$5.48	1.39%
Hypothetical (5% return before taxes)	$1,000.00	$1,017.90	$6.95	1.39%

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period (except that the average account values reflect the Fund’s actual return information for the 148-day period between February 2, 2015, the commencement date of Fund operations, through June 30, 2015).

18

CASTLERIGG EQUITY EVENT AND ARBITRAGE FUND

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME  04112
(855) 328-9764 (toll free)

INVESTMENT ADVISER
Sandell Asset Management Corp.
540 Madison Avenue, 36th Floor
New York, NY 10022

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

250-SAR-0615

NP STRATEGIC MUNICIPAL FUND PERFORMANCE CHART AND ANALYSIS JUNE 30, 2015

The following chart reflects the change in the value of a hypothetical $25,000 investment, including reinvested dividends and distributions, in NP Strategic Municipal Fund (the “Fund”) compared with the performance of the benchmark, S&P National AMT Free Municipal Bond Index TR, since inception. The S&P National AMT Free Municipal Bond Index TR is a broad, market value-weighted index designed to seek to measure the performance of the tax-exempt, investment-grade U. S. municipal bond market. The total return of the S&P National AMT Free Municipal Bond Index TR include the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the S&P National AMT Free Municipal Bond Index TR does not include expenses. The Fund is professionally managed while the S&P National AMT Free Municipal Bond Index TR is unmanaged and is not available for investment.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (844) 218-5179. As stated in the Fund’s current prospectus, the annual operating expense ratio (gross) for Institutional Shares is 1.75%. However, the Fund’s adviser has contractually agreed to reduce a portion of its fees and reimburse expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.20% and 1.45% for Institutional and Investor Shares, respectively, through April 29, 2016 (the "Expense Cap"). The Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Net Annual Fund Operating Expenses to exceed the Expense Cap in place at the time the fees were waived. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. Shares redeemed within 60 days of purchase will be charged a 1.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1

NP STRATEGIC MUNICIPAL FUND SCHEDULE OF INVESTMENTS JUNE 30, 2015

Principal	Security Description	Rate	Maturity	Value

Municipal Bonds - 62.1%
California - 23.4%
$3,000,000	Chabot-Las Positas Community College District, California General Obligation Bond, Series C (a)	5.03%	08/01/43	$747,240
Delaware - 6.3%
100,000	County of New Castle DE, Delaware General Obligation Bond, Series A	4.00	07/15/15	100,161
100,000	State of Delaware, Delaware General Obligation Bond, Series A	3.00	07/01/15	100,008
				200,169
Kansas - 4.7%
150,000	City of Wichita KS, Kansas Water & Sewer Utility Revenue Bond, Series A	5.00	10/01/15	151,824
Nevada - 3.1%
100,000	State of Nevada, Nevada General Obligation Bond, Series G	5.00	08/01/15	100,419
North Carolina - 3.2%
100,000	County of Guilford NC, North Carolina General Obligation Bond, Series C	4.00	04/01/16	102,810

Texas - 10.2%
165,000	Texas Private Activity Bond Surface Transportation Corp., Texas Revenue Bond	7.00	06/30/40	196,743
125,000	Texas Transportation Commission State Highway Fund, Texas Revenue Bond	5.00	04/01/20	129,447
				326,190
Utah - 4.7%
150,000	State of Utah, Utah General Obligation Bond, Series B	4.00	07/01/15	150,017
Virginia - 6.5%
200,000	County of Henrico VA, Virginia General Obligation Bond	4.00	08/01/16	207,924

Total Municipal Bonds (Cost $1,982,899)	1,986,593

Total Investments - 62.1% (Cost $1,982,899)*	$1,986,593

Other Assets & Liabilities, Net – 37.9%	1,212,067
Net Assets – 100.0%	$3,198,660

(a)	Zero coupon bond. Interest rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,911
Gross Unrealized Depreciation	(1,217)
Net Unrealized Appreciation	$3,694

See Notes to Financial Statements.	2

NP STRATEGIC MUNICIPAL FUND SCHEDULE OF INVESTMENTS JUNE 30, 2015

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	1,986,593
Level 3 - Significant Unobservable Inputs	-
Total	$1,986,593

The Level 2 value displayed in this table is Municipal Bonds. Refer to this Schedule of Investments for a further breakout of each security by state.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2015.

PORTFOLIO HOLDINGS
% of Net Assets
Municipal Bonds	62.1%
Other Assets & Liabilities	37.9%
100.0%

See Notes to Financial Statements.	3

NP STRATEGIC MUNICIPAL FUND STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 2015

ASSETS
Total investments, at value (Cost $1,982,899)	$1,986,593
Cash	1,071,593
Receivables:
Fund shares sold	4,629
Interest	14,899
Adviser	From investment adviser	84,663
Prepaid expenses	7,464
Deferred offering costs	67,157
Total Assets	3,236,998

LIABILITIES
Payables:
Distributions payable	4,629
Accrued Liabilities:
Fund services fees	6,803
Other expenses	26,906
Total Liabilities	38,338

NET ASSETS	$3,198,660

COMPONENTS OF NET ASSETS
Paid-in capital	$3,080,825
Distributions in excess of net investment income	(293)
Accumulated net realized gain	114,434
Net unrealized appreciation	3,694
NET ASSETS	$3,198,660

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	312,912

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*	$10.22
*	Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.

See Notes to Financial Statements.	4

NP STRATEGIC MUNICIPAL FUND STATEMENT OF OPERATIONS PERIOD ENDED JUNE 30, 2015*

INVESTMENT INCOME
Interest income	$33,000
Total Investment Income	33,000
Adviser
EXPENSES
Investment adviser fees	21,746
Fund services fees	53,925
Custodian fees	23,163
Registration fees	819
Professional fees	34,980
Trustees' fees and expenses	2,722
Offering costs	42,983
Miscellaneous expenses	21,448
Total Expenses	201,786
Fees waived and expenses reimbursed	(174,318)
Net Expenses	27,468

NET INVESTMENT INCOME	5,532

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments	114,434
Net change in unrealized appreciation (depreciation) on investments	3,694
NET REALIZED AND UNREALIZED GAIN	118,128
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$123,660

* Commencement of operations was January 22, 2015.

See Notes to Financial Statements.	5

NP STRATEGIC MUNICIPAL FUND STATEMENT OF CHANGES IN NET ASSETS

December 31, 2015	#	42185 #	#
		January 22, 2015* through June 30, 2015
OPERATIONS
Net investment income		$5,532
Net realized gain		114,434
Net change in unrealized appreciation (depreciation)		3,694
Increase in Net Assets Resulting from Operations		123,660

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income		(5,825)

CAPITAL SHARE TRANSACTIONS
Sale of shares		7,575,000
Reinvestment of distributions		5,825
Redemption of shares		(4,500,000)
Increase in Net Assets from Capital Share Transactions		3,080,825
Increase in Net Assets		3,198,660

NET ASSETS
Beginning of Period		-
End of Period (Including line (a))		$3,198,660

SHARE TRANSACTIONS
Sale of shares		752,225
Reinvestment of distributions		570
Redemption of shares		(439,883)
Increase in Shares		312,912

(a) Distributions in excess of net investment income		$(293)
* Commencement of operations.

See Notes to Financial Statements.	6

NP STRATEGIC MUNICIPAL FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.
	January 22, 2015 (a) through June 30, 2015
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.01
Net realized and unrealized gain	0.22
Total from Investment Operations	0.23
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.01)
NET ASSET VALUE, End of Period	$10.22
TOTAL RETURN	2.29	%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$3,199
Ratios to Average Net Assets:
Net investment income	0.24	%(d)
Net expenses	1.20	%(d)
Gross expenses (e)	8.82	%(d)
PORTFOLIO TURNOVER RATE	912	%(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	7

NP STRATEGIC MUNICIPAL FUND NOTES TO FINANCIAL STATEMENTS JUNE 30, 2015

Note 1. Organization

The NP Strategic Municipal Fund (the “Fund”) is a non-diversified portfolio of ALTMFX Trust  (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Shares and Investor Shares.  The Institutional Shares commenced operations on January 22, 2015. As of June 30, 2015, the Investor Shares have not commenced operations. The Fund seeks to generate returns by investing in municipal securities that pay current income or offer relative value trading opportunities.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted trade or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange-traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Shares of open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in 60 days or less may be valued at amortized cost. The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of June 30, 2015, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and

8

NP STRATEGIC MUNICIPAL FUND NOTES TO FINANCIAL STATEMENTS JUNE 30, 2015

capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least annually. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund will file a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2015, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

Offering Costs – Offering costs for the Fund of $42,983 consisted of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Fund.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Fees and Expenses

Investment Adviser – Napier Park Global Capital (US) LP (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.95% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of 0.25% of the average daily net assets of the Investor Shares.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $5,000 for service to the Trust.  The Trustees may receive additional fees for special Board meetings.  Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as a Trustee, including travel and related expenses incurred in

9

NP STRATEGIC MUNICIPAL FUND NOTES TO FINANCIAL STATEMENTS JUNE 30, 2015

attending Board meetings.  Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expenses Reimbursed and Fees Waived

The Adviser has contractually agreed to waive its fee and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expanses) to 1.20% for Institutional Shares through April 29, 2016. Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended June 30, 2015, fees waived and expenses reimbursed were as follows:

Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed
$21,746	$139,713	$12,859	$174,318

The Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment (1) is made within three years of the fee waiver or expense reimbursement, (2) is approved by the Board and (3) does not cause net annual fund operating expenses of the Fund to exceed the expense cap in place at the time the fees were waived. As of June 30, 2015, the following amounts are subject to recapture by the Adviser:

	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
June 30, 2015	$161,459	December 31, 2018	$-

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended June 30, 2015, were $28,254,527 and $26,990,409, respectively.

Note 6. Federal Income Tax

As of June 30, 2015, distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$114,434
Unrealized Appreciation	$3,694
Total	$118,128

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to distributions in excess of earnings.

Note 7. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2015-07 (“ASU 2015-07”) eliminating the requirement for investments measured at net asset value to be categorized within the fair value hierarchy under GAAP and requiring the disclosure of sufficient information to reconcile the fair value of the remaining assets categorized within the fair value hierarchy to the financial statements. ASU 2015-07 is effective for interim and annual reporting periods beginning after December 15, 2015. Management has reviewed the requirements and believes the adoption of ASU 2015-07 will not have a material impact on the financial statements.

Note 8. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

10

NP STRATEGIC MUNICIPAL FUND ADDITIONAL INFORMATION JUNE 30, 2015

Investment Advisory Agreement Approval

At the October 22, 2014 Board meeting, the Board, including the Independent Trustees, considered the approval of the initial  investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf. The Board also discussed the materials with Independent Trustee counsel and, as necessary, with the Trust's administrator, Atlantic Fund Services. During its deliberations, the Board received an oral presentation from the Adviser, and was assisted by the advice of Independent Trustee counsel.

In evaluating the Advisory Agreement for the Fund, the Board reviewed written materials furnished by the Adviser and the administrator, including information regarding the Adviser's personnel, operations, profitability estimates and financial condition.

At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services to be provided to the Fund by the Adviser, including information on the investment performance of other accounts managed by the Adviser with similar investment policies as the Fund; (2) the costs of the services to be provided and anticipated profitability to the Adviser with respect to its relationship with the Fund; (3) the advisory fee and projected total expense ratio of the Fund compared to a relevant peer group of funds and two private funds managed by the Adviser with similar investment strategies to those of the Fund; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund's investors to share in the benefits of economies of scale; and (5) any other benefits projected to be received by the Adviser from its relationship with the Fund.

Nature, Extent and Quality of Services

Based on written materials received, the presentation from representatives of the Adviser, a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, and a discussion with the Trust’s CCO about the Adviser’s compliance program, the Board considered the overall quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio manager and other personnel at the Adviser with principal responsibility for the Fund, noting in particular the personnel’s experience with managing municipal bond investments, as well as the investment philosophy and decision-making process of those professionals and the capability and integrity of the Adviser’s senior management and staff.

The Board also considered the managerial and financial resources available to the Adviser. The Board noted the Adviser’s representation that the firm is sufficiently well-capitalized. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the Advisory Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Performance

Recognizing that the Fund is new and has no performance history, the Board did not consider the performance history of the Fund. Instead, the Board considered the performance history of the Adviser's similarly managed Absolute Return Muni Strategy Fund (“Muni Fund”) and Municipal Investment Grade Fund I (the “MIG I Fund”) compared to the performance of the S&P Muni Index (“S&P Muni Index”). In considering the performance of the Muni Fund, the Board noted that, prior to February 2014, the Muni Fund’s investments were limited to bonds with a credit rating of at least AA-; and, while the Fund may invest in bonds of any credit quality, it will primarily invest in bonds which are investment grade (BBB- or higher). The Board noted that the Muni Fund outperformed versus the S&P Muni Index in the most recent annual period ended December 31, 2013, but underperformed versus the S&P Muni Index in each of the annual periods ended December 31, 2012 and December 31, 2011. The Board also noted that the MIG IFund (which commenced operations on March 24, 2013) outperformed versus the S&P Muni Index during the annual period ended December 31, 2013. Based on the foregoing, the Board concluded that the Adviser’s investment management services could benefit the Fund and its shareholders.

Compensation

The Board considered the Adviser’s proposed compensation for providing advisory services to the Fund and analyzed comparative information on advisory fee rates (after fee waivers) and total expenses of the Fund’s relevant Lipper peers. The Board noted that the Adviser’s proposed actual advisory fee rate (including the proposed fee waiver) for the Fund is slightly

11

NP STRATEGIC MUNICIPAL FUND ADDITIONAL INFORMATION JUNE 30, 2015

higher than the median of its Lipper peer group, and that the estimated total expenses for the Fund are also slightly more than the median of its Lipper peers. In addition, the Board noted the Adviser’s representation that the Fund will receive a discount from the Adviser’s standard fee schedule in order to keep the total expense ratio at a level that the Adviser believes is advantageous to asset growth. In this respect, the Board noted that the Adviser has contractually agreed to limit the Fund’s total annual Fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) for Investor Shares to 1.45% and those of Institutional Shares to 1.20%, through April 29, 2016. Based on the foregoing, the Board concluded that the Adviser’s advisory fee rate to be charged to the Fund was reasonable.

Cost of Services and Profitability

The Board considered that profits to be realized by the Adviser would be a function of the future growth in assets of the Fund and concluded that the costs of the services to be provided and profits to be realized by the Adviser were not a material factor in approving the Advisory Agreement.

Economies of Scale

The Board evaluated whether the Funds would benefit from any economies of scale. In this respect, the Board noted the Adviser’s representation that the Fund potentially could benefit from economies of scale as assets grow, but the Adviser was not proposing breakpoints at this time because the Fund had not yet commenced operations and assets under management would need to achieve economies of scale before the Adviser would consider adopting breakpoints. Based on the foregoing information, the Board concluded that economies of scale were not a material factor in approving the Advisory Agreement.

Other Benefits

The Board considered the Adviser’s representation that it may benefit from its relationship with the Fund with respect to further marketing recognition and building of the Napier Park brand, as well as the possibility of in the future launching registered funds using other investment strategies.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Trust counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (844) 218-5179 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the period from the Fund’s commencement of operations to June 30 will be available, without charge and upon request, by calling (844) 218-5179 and no later than August 31 of this year on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

12

NP STRATEGIC MUNICIPAL FUND ADDITIONAL INFORMATION JUNE 30, 2015

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, 12b-1 fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 22, 2015, through June 30, 2015.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	January 22, 2015	June 30, 2015	Period**	Ratio**
Institutional Shares
Actual	$1,000.00	$1,022.94	$5.29	1.20%
Hypothetical (5% return before taxes)	$1,000.00	$1,018.84	$6.01	1.20%

* Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year divided by 365 to reflect the half-year period (except for the Fund's actual return which reflects the 159-day period between January 22, 2015, the commencement of operations of the Fund, through June 30, 2015).

13

NP Strategic Municipal Fund

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME  04112
(844) 215-5179 (toll free)

INVESTMENT ADVISER
Napier Park Global Capital (US) LP
280 Park Avenue, 3rd Floor
New York, NY  10017

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

215-SAR-0615

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	ALTMFX Trust

By	/s/ Christopher J. Koons
Christopher J. Koons, Principal Executive Officer

Date	August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Christopher J. Koons
Christopher J. Koons, Principal Executive Officer

Date	August 25, 2015

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	August 25, 2015